Reportable Segments (Details 1) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Apr. 30, 2014	Apr. 30, 2013	Apr. 30, 2012
Assets:
Assets	$ 9,072.1	$ 9,031.8	$ 9,115.2
Segment Reporting Information [Line Items]
Total net sales	5,610.6	5,897.7	5,525.8
Total long-lived assets (excluding goodwill and other intangible assets)	1,410.5	1,294.3	1,230.1
Domestic [Member]
Net sales:
Net sales	5,092.0	5,355.9	5,014.7
Assets:
Assets	8,650.5	8,585.4	8,683.5
Long-lived assets (excluding goodwill and other intangible assets):
Long-lived assets	1,355.1	1,234.7	1,164.8
CANADA [Member]
Net sales:
Net sales	437.2	459.5	447.0
Assets:
Assets	257.7	396.3	386.0
Long-lived assets (excluding goodwill and other intangible assets):
Long-lived assets	16.5	20.6	28.1
All other international [Member]
Net sales:
Net sales	81.4	82.3	64.1
Assets:
Assets	163.9	50.1	45.7
Long-lived assets (excluding goodwill and other intangible assets):
Long-lived assets	38.9	39.0	37.2
Total international [Member]
Net sales:
Net sales	518.6	541.8	511.1
Assets:
Assets	421.6	446.4	431.7
Long-lived assets (excluding goodwill and other intangible assets):
Long-lived assets	$ 55.4	$ 59.6	$ 65.3